The Company You Keep®

New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: (212) 576-7856

Work at Home: (732)-589-6335

E-Mail: Mary_Najem@newyorklife.com

www.newyorklife.com

Mary Najem

Assistant General Counsel

VIA EDGAR

May 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 033-64410

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 35 on Form S-6 that was filed by the Registrant on April 9, 2020 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on April 9, 2020 (and not on April 9, 2019, as erroneously stated in the Amendment).

If you have any questions regarding the foregoing, please contact the undersigned at (732)-589-6335

Very truly yours,

/s/ Mary Najem Mary Najem

Assistant General Counsel